Notes Payable and Secured Credit Facility (Schedule of Future Principal Payments Due on Notes Payable and Secured Credit Facility) (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Debt Disclosure [Abstract]
Nine months ending December 31, 2019	$ 1,681
2020	4,530
2021	155,207
2022	279,922
2023	252,712
Thereafter	138,429
Total	$ 832,481